Components of Premises and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Land		$ 14,548	$ 14,149	$ 14,677
Building		48,054	44,814	44,639
Furniture, fixtures and equipment		13,881	12,692	11,696
Aircraft		5,298	3,700	3,700
Leasehold and tenant improvements		725	620	620
Construction in progress		7,349	1,052	124
Premises and equipment, gross		89,855	77,027	75,456
Less accumulated depreciation		(19,274)	(16,605)	(13,403)
Premises and equipment, net	$ 73,620	$ 70,581	$ 60,422	$ 62,053